Earnings (Loss) per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$ 204,234	$ (151,401)	$ 24,002
Preferred share dividends, Series C	0	0	(3,328)
Preferred share dividends, Series D	(7,694)	(7,596)	(7,492)
Preferred share dividends, Series E	(10,975)	(10,822)	(10,637)
Preferred share dividends, Series F	(16,024)	(15,131)	(14,250)
Preferred share dividends, Series G	(31)	(54)	(872)
Undistributed income to Series G participants	(1,250)	0	0
Deemed dividend on partially Series G preferred shares	0	(2,171)	0
Deemed dividend on Series C preferred shares	0	0	(2,493)
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	168,260	(187,175)	(15,070)
Preferred share dividends, Series G	31	0	0
Undistributed income to Series G participants	1,250	(0)	(0)
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	$ 169,541	$ (187,175)	$ (15,070)
Denominator
Weighted average number of shares, basic	27,970,799	19,650,307	18,768,599
Effect of dilutive shares	217,265	0	0
Weighted average number of shares, diluted	28,188,064	19,650,307	18,768,599
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$ 6.02	$ (9.53)	$ (0.80)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$ 6.01	$ (9.53)	$ (0.80)